UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22895

Capitol Series Trust

(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2020

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

CANTERBURY PORTFOLIO THERMOSTAT FUND

SCHEDULE OF INVESTMENTS

January 31, 2020 (Unaudited)

EXCHANGE-TRADED FUNDS - 94.17%	Shares	Fair Value

Consumer Discretionary Select Sector SPDR Fund (The)	17,540	$2,198,113
Financial Select Sector SPDR Fund (The)	70,725	2,118,921
Health Care Select Sector SPDR Fund (The)	19,875	1,970,408
iShares iBoxx $ Investment Grade Corporate Bond ETF	24,320	3,188,109
iShares MSCI EAFE ETF	27,160	1,832,757
iShares U.S. Home Construction ETF	59,090	2,806,774
iShares U.S. Medical Devices ETF	8,955	2,369,493
SPDR Bloomberg Barclays High Yield Bond ETF	20,900	2,278,936
SPDR Gold Shares	15,700	2,344,480
SPDR Portfolio S&P 500 Value ETF	66,910	2,274,271
SPDR S&P Aerospace & Defense ETF	20,345	2,289,830
Technology Select Sector SPDR Fund (The)	31,390	2,992,409
Utilities Select Sector SPDR Fund (The)	33,510	2,311,520
Total Exchange-Traded Funds (Cost $28,599,327)		30,976,021

MONEY MARKET FUNDS - 5.72%

Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class, 1.48%(a)	1,883,323	1,883,323

Total Money Market Funds (Cost $1,883,323)		1,883,323

Total Investments — 99.89% (Cost $30,482,650)		32,859,344

Other Assets in Excess of Liabilities — 0.11%		37,658

NET ASSETS — 100.00%		$32,897,002

(a)	Rate disclosed is the seven day effective yield as of January 31, 2020.

ETF - Exchange-Traded Fund

SPDR - Standard & Poor's Depositary Receipt

At January 31, 2020, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross unrealized appreciation	$2,225,624
Gross unrealized depreciation	(127,345)
Net unrealized appreciation/(depreciation) on investments	$2,098,279
Tax cost of investments	$30,761,065

See accompanying notes which are an integral part of this schedule of investments.

Canterbury Portfolio Thermostat Fund

Notes to the Schedule of Investments

January 31, 2020

(Unaudited)

The Canterbury Portfolio Thermostat Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income - Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Discounts and premiums on fixed income securities are accreted or amortized over the life of the respective securities using the effective interest method.

Securities Valuation and Fair Value Measurements –Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the net asset value (“NAV”) of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds, exchange-traded notes, closed-end funds and preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities. Debt securities are valued using evaluated prices furnished by a pricing vendor selected by the Board and are generally classified as Level 2 securities.

In the event that market quotations are not readily available, the Canterbury Investment Management, LLC (the “Adviser”) determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Capitol Series Trust’s (the “Trust”) Valuation Committee, based on recommendations from a pricing committee comprised of certain officers of the Trust, certain employees of the Fund’s administrator, and representatives of the Adviser (together the “Pricing Review Committee”). These securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s Portfolio Valuation Procedures, the Pricing Review Committee, in making its recommendations, is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Value Guidelines would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Portfolio Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2020:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$30,976,021	$-	$-	$30,976,021
Money Market Funds	1,883,323	-	-	1,883,323
Total	$32,859,344	$-	$-	$32,859,344

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

GUARDIAN DIVIDEND GROWTH FUND

SCHEDULE OF INVESTMENTS

January 31, 2020 (Unaudited)

COMMON STOCKS — 97.21%	Shares	Fair Value

Communication Services — 6.72%
AT&T, Inc.	5,213	$196,113
BCE, Inc.	6,603	311,107
Telus Corporation	7,897	316,527
Verizon Communications, Inc.	5,332	316,934
		1,140,681
Consumer Discretionary — 8.13%
Darden Restaurants, Inc.	4,003	466,069
Home Depot, Inc. (The)	1,502	342,606
McDonald's Corporation	2,672	571,728
		1,380,403
Consumer Staples — 14.47%
Costco Wholesale Corporation	1,675	511,746
Keurig Dr. Pepper, Inc.	11,166	318,566
Kimberly-Clark Corporation	2,319	332,174
Nestlé S.A. - ADR	5,939	654,834
Procter & Gamble Company (The)	2,584	322,018
Unilever N.V. - ADR	5,446	317,393
		2,456,731
Energy — 3.49%
ONEOK, Inc.	5,779	432,674
Royal Dutch Shell plc, Class A - ADR	3,079	160,570
		593,244
Financials — 8.81%
Allianz SE - ADR	12,725	304,623
CME Group, Inc.	1,514	328,705
JPMorgan Chase & Company	3,022	399,992
Royal Bank of Canada	5,861	463,108
		1,496,428
Health Care — 9.62%
AstraZeneca plc - ADR	3,856	187,787
Johnson & Johnson	2,505	372,919
Medtronic plc	2,360	272,438
Novartis AG - ADR	4,428	418,491
Sanofi - ADR	7,907	381,671
		1,633,306
Industrials — 9.95%
Lockheed Martin Corporation	1,284	549,707
Raytheon Company	1,616	357,039
Republic Services, Inc.	4,113	390,941
Waste Management, Inc.	3,224	392,360
		1,690,047

See accompanying notes which are an integral part of this schedule of investments.

Information Technology — 18.44%
Accenture plc, Class A	2,605	534,572
Apple, Inc.	1,218	376,983
Automatic Data Processing, Inc.	1,876	321,528
Mastercard, Inc., Class A	2,356	744,354
Microsoft Corporation	4,791	815,572
Paychex, Inc.	3,953	339,049
		3,132,058
Materials — 3.19%
Air Products & Chemicals, Inc.	1,381	329,658
BHP Billiton Ltd. - ADR	4,161	212,669
		542,327
Real Estate — 6.20%
Digital Realty Trust, Inc.	3,454	424,807
Medical Properties Trust, Inc.	28,358	628,130
		1,052,937
Utilities — 8.19%
American Water Works Company, Inc.	2,451	333,826
Duke Energy Corporation	3,152	307,730
Exelon Corporation	7,363	350,405
WEC Energy Group, Inc.	3,998	399,360
		1,391,321
Total Common Stocks (Cost $14,584,208)		16,509,483

MONEY MARKET FUNDS - 1.94%

Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio, Institutional Class, 1.44%(a)	329,520	329,520

Total Money Market Funds (Cost $329,520)		329,520

Total Investments — 99.15% (Cost $14,913,728)		16,839,003

Other Assets in Excess of Liabilities — 0.85%		144,605

NET ASSETS — 100.00%		$16,983,608

(a)	Rate disclosed is the seven day effective yield as of January 31, 2020.

ADR - American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS").  The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

As of January 31, 2020, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Unrealized Appreciation	$1,987,844
Gross Unrealized Depreciation	(62,569)
Net Unrealized Appreciation on Investments	$1,925,275

As of January 31, 2020, the aggregate cost of securities for federal income tax purposes was $14,913,728 for the Fund.

See accompanying notes which are an integral part of this schedule of investments.

Guardian Dividend Growth Fund

Notes to the Schedule of Investments

January 31, 2020 (Unaudited)

The Guardian Dividend Growth Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investments Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Discounts and premiums on fixed income securities are accreted or amortized over the life of the respective securities using the effective interest method.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

• Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the net asset value (“NAV”) of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to the Board of Trustees (the “Board”) approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds and exchange-traded notes, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities. Debt securities are valued using evaluated prices furnished by a pricing vendor selected by the Board and are generally classified as Level 2 securities.

Guardian Dividend Growth Fund

Notes to the Schedule of Investments - continued

January 31, 2020 (Unaudited)

In the event that market quotations are not readily available, Guardian Capital, LP (the “Adviser”) determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Capitol Series Trust’s (the “Trust”) Valuation Committee, based on recommendations from a pricing committee comprised of various officers of the Trust, various employees of the Fund’s administrator, and representatives of the Adviser (together the “Pricing Review Committee”). These securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s Valuation Procedures, the Pricing Review Committee, in making its recommendations, is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Valuation Procedures would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2020:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$16,204,860	$304,623	$-	$16,509,483
Money Market Funds	329,520	-	-	329,520
Total	$16,534,380	$304,623	$-	$16,839,003

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period in which significant unobservable inputs (level 3) were used in determining fair value; therefore, no reconciliation of level 3 securities is included for this reporting period.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Capitol Series Trust

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date	3/26/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date	3/26/2020

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Chief Financial Officer

Date	3/26/2020